Submission	Mar. 13, 2026
Submission [Line Items]
Central Index Key	0001437107
Registrant Name	Warner Bros. Discovery, Inc.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A